Taxation - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating Loss Carryforwards [Line Items]
Effective tax rate	(28.00%)	13.60%
U.K. statutory rate	25.00%	25.00%
U.K.
Operating Loss Carryforwards [Line Items]
Additional valuation allowance	$ 4,905
U.S.
Operating Loss Carryforwards [Line Items]
Additional valuation allowance	$ 9,756